Document and Entity Information	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Entity Registrant Name	Freeline Therapeutics Holdings plc
Entity Central Index Key	0001810031
Current Fiscal Year End Date	--12-31
Entity File Number	001-39431
Entity Address, Address Line One	Sycamore House
Entity Address, Address Line Two	Gunnels Wood Road
Entity Address, City or Town	Stevenage
Entity Address Postal Zip Code	Hertfordshire SG1 2BP
Entity Address, Country	GB